Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the

Waddell & Reed Advisors Funds Statement of Additional Information

dated January 31, 2017

and as supplemented May 18, 2017 and July 14, 2017

The following replaces in its entirety the “The Funds, Their Investments, Related Risks and Restrictions — Investment Restrictions — Fundamental Investment Restrictions” section beginning on page 46:

Fundamental Investment Restrictions

The following, set forth in their entirety, are the Funds’ fundamental investment restrictions, which cannot be changed without shareholder approval for the affected Fund. For this purpose, shareholder approval for a Fund means the approval, at a meeting of Fund shareholders, by the lesser of (1) 67% or more of the Fund’s voting securities present at the meeting, if more than 50% of the Fund’s outstanding voting securities are present in person or by proxy or (2) more than 50% of the Fund’s outstanding voting securities. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction. As to each Fund (unless otherwise specified):

1.	The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2.	The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.	The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4.	For each Fund except Waddell & Reed Advisors Energy Fund (Energy Fund), Waddell & Reed Advisors Science and Technology Fund (Science and Technology Fund) and Cash Management:

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to Federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

For Energy Fund:

Under normal circumstances, the Fund will concentrate its investments in the energy industry. The Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

For Science and Technology Fund:

Under normal circumstances, the Fund will concentrate its investments in the securities of science and technology companies or companies that benefit from the application of science and/or technology. The Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

For Cash Management:

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in obligations issued by banks.

5.	The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6.	The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

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7.	The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

8.	For Municipal Funds:

Under normal circumstances, at least 80% of the net assets of Municipal Bond Fund, plus any borrowings for investment purposes, will be invested in municipal bonds.

Under normal circumstances, at least 80% of the net assets of Municipal High Income Fund, plus any borrowings for investment purposes, will be invested in municipal bonds.

The following replaces the first sentence of the first paragraph in the “Management of the Trust — Trustees and Officers” section on page 54:

The Trust is governed by its Board, which currently is composed of eleven individuals.

The following replaces the second sentence of the first paragraph in the “Management of the Trust — Trustees and Officers — Board Structure and Related Matters” section on page 54:

Messrs. Henry J. Herrmann and Philip J. Sanders are the interested Board members of the Trust (each an Interested Trustee, and collectively with the Independent Trustees, the Trustees).

The following replaces in their entirety the fourth and fifth paragraphs in the “Management of the Trust — Trustees and Officers — Board Structure and Related Matters” section on page 54:

The Board has established a committee structure (described below) that includes four standing committees, the Audit Committee, the Investment Oversight Committee, the Governance Committee and the Executive Committee, each of which (other than the Executive Committee) is comprised solely of Independent Trustees. The Board periodically evaluates its structure and composition, as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees and the Board’s responsibilities.

The Trust is comprised of 20 portfolios. The Trust is part of the Advisors Fund Complex, which is comprised of the Trust and 3 portfolios within the InvestEd Portfolios. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Advisors Fund Complex and the Ivy Funds Complex (46 portfolios within the Ivy Funds; 29 portfolios within the Ivy Variable Insurance Portfolios (Ivy VIP); 3 portfolios within the Ivy NextShares; and Ivy High Income Opportunities Fund (a closed-end fund) (IVH)). Each member of the Board also is a member of the Board of Trustees of each of the other funds within the Fund Complex.

In the table in the “Management of the Trust — Trustees and Officers — Independent Trustees” section on pages 55 through 59, the number listed for each Trustee under the column titled “Number of Funds In Fund Complex Overseen” is revised to 102.

The following replaces in its entirety the information included in the “Management of the Trust — Trustees and Officers — Interested Trustee” section on page 60:

Interested Trustees

Mr. Herrmann is “interested” by virtue of his former engagement as an officer of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the Fund’s investment manager, WRIMCO, the Fund’s principal underwriter, Waddell & Reed, and the Fund’s shareholder servicing and accounting services agent, WISC, as well as by virtue of his personal ownership of shares of WDR. Mr. Sanders is “interested” by virtue of his engagement as the President, Chief Executive Officer and Chairman of WRIMCO.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Henry J. Herrmann* 6300 Lamar Avenue Overland Park, KS 66202 1942	Trustee	Trust: 2008 Advisors Fund Complex: 1998	Retired; Current Chairman of WDR (January 2010 to present); Formerly, CEO of WDR (2005- August 2016); President, CEO and Chairman of WRIMCO (1993-August 2016); President, CEO and Chairman of IICO (2002-August 2016); President and Trustee of each of the funds in the Fund Complex (2001-2016)	102	Director of WDR (1998 to present); Trustee, Ivy VIP (2009 to present) (29 portfolios overseen); Trustee, Ivy Funds (1998 to present) (46 portfolios overseen); Trustee, Ivy High Income Opportunities Fund (2013 to present) (1 portfolio overseen); Trustee, Ivy NextShares (2016 to present) (3 portfolios overseen); Director, Blue Cross Blue Shield of Kansas City (2007 to present)

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NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Philip J. Sanders 6300 Lamar Avenue Overland Park, KS 66202 1959	Trustee	Trust: 2017	CEO of WDR (August 2016 to present); President, CEO and Chairman of WRIMCO and IICO (August 2016 to present); President of each of the funds in the Fund Complex (August 2016 to present); CIO of WDR (February 2011 to present); CIO of WRIMCO and IICO (August 2010 to present)	102	None

*	The Trustee became a Trustee in 2008, as reflected by the first date shown. The second date shows when the Trustee first became a director of one or more of the Predecessor Funds.

The following is inserted as a new paragraph immediately after the paragraph for Frank J. Ross, Jr. under the “Management of the Trust — Trustees and Officers” section on page 61:

Philip J. Sanders: Mr. Sanders has extensive experience in the investment management business as a member of senior management. He has multiple years of service as an officer of the Trust and as an officer of other mutual funds. The Board concluded that Mr. Sanders is suitable to serve as Trustee because of his extensive work experience in the financial services and investment management industry and the length of his service as an officer to the Trust.

The second sentence of the first paragraph in the “Management of the Trust — Committees of the Board of Trustees” section on page 62 is deleted in its entirety.

The seventh paragraph in the “Management of the Trust — Committees of the Board of Trustees” section on page 63 is deleted in its entirety.

The following replaces in its entirety the “Management of the Trust — Ownership of Fund Shares — Interested Trustee” section on page 65:

Interested Trustees

As of December 31, 2016, the aggregate dollar range of fund shares owned by the Interested Trustees, in all funds within the Advisors Fund Complex was: Mr. Herrmann: over $100,000 and Mr. Sanders: $0.

The following replaces in its entirety the Compensation Table under the “Management of the Trust — Compensation” section on page 66:

Compensation Table

Independent Trustees	Aggregate Compensation from Trust	Total Compensation from Fund Complex[1]
Jarold W. Boettcher	$134,388	$414,500	[2]
James M. Concannon	143,937	211,000
John A. Dillingham	136,444	200,000
Joseph Harroz, Jr3.	169,189	500,500	[2]
Albert W. Herman[4]	136,444	200,000
Frank J. Ross, Jr.	143,266	210,000
Eleanor B. Schwartz[5]	126,830	255,500	[2]

Interested Trustees	Aggregate Compensation from Trust	Total Compensation from Fund Complex[1]
Michael L. Avery[6]	$0	$0
Henry J. Herrmann	0	0
Philip J. Sanders[7]	0	0

[1]	No pension or retirement benefits have been accrued as a part of the Trust’s expenses. Messrs. Gressett, Johnson, Smith and Tighe were added as Trustees to the Trust as of January 1, 2017, and, therefore, did not receive compensation from the Trust or the Advisors Fund Complex for the fiscal year ended September 30, 2016.
[2]	Includes fees paid to the Trustees for service as trustees to other funds within the Fund Complex.
[3]	Mr. Harroz receives an additional annual fee of $35,000 for his services as Independent Chair of the Board and of the board of trustees of each of the other funds within the Advisors Fund Complex.
[4]	Retired as of December 31, 2016, and elected Trustee Emeritus status as of that date.

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[5]	Retired as of December 31, 2015, and elected Trustee Emeritus status as of that date. Ms. Schwartz’s compensation includes fees received as a Trustee Emeritus.
[6]	Retired as of December 31, 2016.
[7]	Mr. Sanders was added as a Trustee to the Trust as of May 17, 2017.

The following replaces in its entirety the third paragraph in the “Management of the Trust — Compensation” section on page 66:

The Interested Trustees did not receive any compensation from any of the Funds in the Fund Complex. The officers, as well as the Interested Trustees, are paid by WRIMCO or its affiliates.

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